Leases (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases (Details) [Line Items]
Weighted average remaining lease term	24 months
Incurred operating lease expense	¥ 3,452,190	¥ 3,031,888	¥ 1,940,818
Variable Interest Entities [Member]
Leases (Details) [Line Items]
Weighted average remaining lease term	36 months